Commitments and Related Party Transactions (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 10, 2021
Commitments and Related Party Transactions [Line Items]
Notes Payable	$ 172,025	$ 147,025
Promissory Note [Member]
Commitments and Related Party Transactions [Line Items]
Interest rate				18.00%
Surfside Acquisition Inc. [Member]
Commitments and Related Party Transactions [Line Items]
Notes Payable	$ 172,025	$ 147,025	$ 99,525
Surfside Acquisition Inc. [Member] | Promissory Note [Member]
Commitments and Related Party Transactions [Line Items]
Interest rate				18.00%